Corporate information	12 Months Ended
Dec. 31, 2025
Corporate Information
Corporate information

1	Corporate information

Afya Limited (“Afya”), collectively with its subsidiaries referred to as the “Company”, is a holding company incorporated under the laws of the Cayman Islands on March 22, 2019. Afya completed its initial public offering (IPO) on July 19, 2019, and its shares are listed on the Nasdaq under the symbol “AFYA”. The Company’s ultimate parent company is Bertelsmann SE& Co. KGaA (“Bertelsmann”).

The Company is formed by a network of higher education and post-graduate institutions, focused on medical schools, under the regulations of the Ministry of Education (“MEC”). The Company also provides other educational services that comprise the development and sale of electronically distributed educational courses on medicine science and soft skills educational content. The Company also offers solutions to empower the physicians in their daily routine including supporting clinic decisions through mobile app subscription, delivering practice management tools through a SaaS (Software as a Service) model and supporting the patient-physician relationship.

Acquisition in 2025

On May 7, 2025, Afya Participações S.A. (“Afya Brazil”) acquired 100% of the total share capital of Faculdade Masterclass Ltda. (“FUNIC”), located in the city of Contagem, a city in the metropolitan area of Belo Horizonte, the capital of the State of Minas Gerais. The acquisition contributed 60 medical school seats to Afya. FUNIC started its operations in the second semester of 2025.

The aggregate purchase price is R$100,000. The price and payment conditions are: (i) R$60,000, net of the estimated Net Debt, paid in cash on May 7, 2025 and presented in “Acquisition of assets and subsidiaries, net of cash acquired” in the consolidated statement of cash flows; and (ii) R$40,000 payable in three equal annual installments adjusted by 100% of the Brazilian interbank interest rate (“CDI”) - see Note 22. FUNIC’s installments are not contingent consideration and therefore are not included in the fair value disclosure in Note 2.3(b). The time value on the deferred installments is recognized as finance expense using the effective interest rate method.

The acquisition includes a potential additional payment for up to 60 medical school seats, contingent upon regulatory approval. If approved by MEC within 36 months from the closing date, an additional payment of R$1,000 per approved seat will become payable. Afya Brazil does not have a legal or constructive obligation at the acquisition date or at any reporting date. Upon approval, the additional seats will give rise to additional licenses, which will be recognized and measured at that time, together with the recognition of the related liability.

Management assessed the aspects of such transaction in accordance with IFRS 3 - Business Combinations and applied the optional ‘concentration test’, designed to simplify the evaluation of whether an acquired set of activities and assets is not a business. Since substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, Management concluded that the transaction does not fall under the definition of a business, but an acquisition of assets, which were measured on initial recognition at cost allocated to identifiable assets and liabilities on a relative fair value basis.

Assets
Cash and cash equivalents	3
Property and equipment	2,683
Intangible assets - Licenses with indefinite useful life	99,628
102,314
Liabilities
Trade payables	71
Loans and financing	2,243
2,314
Total net assets	100,000

The valuation techniques used to licenses with indefinite useful life, which is the most representative asset acquired, were the With-and-without method, which consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Acquisition in 2024

On July 1, 2024, Afya Brazil acquired Unidom Participações S.A. (“Unidom”). Unidom is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses. It encompasses “Unidompedro” and “Faculdade Dom Luiz”, both located in the State of Bahia with operations in the cities of Salvador, Luis Eduardo Magalhães, Barreiras and Ribeira do Pombal. See Note 4.